Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Cash flows from operating activities:
Net loss	$ (3,937)	$ (653)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	2,705	2,738
Amortization of special survey costs	117	55
Amortization and write-off of financing costs	131	146
Vessel impairment charge		1,543
Gain from debt extinguishment		(4,306)
Change in fair value of financial derivative instrument	25	(54)
Bad debt provisions	26	15
Changes in assets and liabilities:
Inventories	103	(151)
Trade accounts receivable, net	2,150	(1,010)
Prepayments and other assets	(237)	(323)
Special survey costs	(480)	(268)
Trade accounts payable	(178)	1,560
Due to related parties	1,625	3,904
Hire collected in advance	952
Accrued and other liabilities	181	184
Net cash provided by operating activities	3,183	3,380
Cash flow from investing activities:
Ballast water treatment system installation	(268)
Net cash used in investing activities	(268)
Cash flows from financing activities:
Proceeds from long-term debt		20,500
Repayment of long-term debt	(2,201)	(24,901)
Gross proceeds from issuance of common stock	43
Common stock offering costs	(1)	(54)
Payment of financing costs		(472)
Net cash used in financing activities	(2,159)	(4,927)
Net (decrease) / increase in cash and cash equivalents and restricted cash	756	(1,547)
Cash and cash equivalents and restricted cash at the beginning of the period	4,204	6,693
Cash and cash equivalents and restricted cash at the end of the period	4,960	5,146
SUPPLEMENTAL INFORMATION:
Cash paid for interest	2,623	1,746
Unpaid portion of ballast water treatment system installation	268
Reconciliation table of cash and restricted cash
Cash and cash equivalents	1,391	545
Restricted cash, current portion	69	255
Restricted cash, net of current portion	3,500	3,404
Total cash and cash equivalents and restricted cash	$ 4,960	$ 4,204